8. Trade receivables (Details 2) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfGrossReceivablesLineItems [Line Items]
Gross receivables	R$ 716	R$ 545
Not overdue
DisclosureOfGrossReceivablesLineItems [Line Items]
Gross receivables	685	524
Less than 30 days
DisclosureOfGrossReceivablesLineItems [Line Items]
Gross receivables	15	13
30-60 days
DisclosureOfGrossReceivablesLineItems [Line Items]
Gross receivables	5	6
61-90 days
DisclosureOfGrossReceivablesLineItems [Line Items]
Gross receivables	2	1
Greater than 90 days
DisclosureOfGrossReceivablesLineItems [Line Items]
Gross receivables	R$ 9	R$ 1